Income Taxes (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Sources of income before taxes and equity in income of unconsolidated subsidiaries and affiliates
Foreign sources	$ 1,438	$ 1,119	$ 399
Income before taxes and equity in income of unconsolidated subsidiaries and affiliates	1,452	1,151	416
Netherlands Source [Member]
Sources of income before taxes and equity in income of unconsolidated subsidiaries and affiliates
The Netherlands source	$ 14	$ 32	$ 17